Related-Party Balances and Transactions	12 Months Ended
Dec. 31, 2025
Related-Party Balances and Transactions [Abstract]
Related-party Balances and Transactions

(21) Related-party Balances and Transactions

The principal related-party balances as of December 31, 2024 and 2025, and transactions for the years ended December 31, 2023, 2024 and 2025 are as follows:

Name of Related Party	Relationship to the Group
Maase Inc. (“MAASE”)	A shareholder of the Group (formerly known as “Puyi Inc.” and “Highest Performances Holdings Inc.”)
Chengdu Puyi Bohui Information Technology Co.,	Controlled by MAASE before September 30,2025
Puyi Enterprise Management Consulting Co., Ltd	Controlled by MAASE before September 30,2025

Related party transactions:

(i)	On December 28, 2020, the Group entered into a framework strategic partnership agreement, or, the “Agreement”, with Puyi Enterprise Management Consulting Co., Ltd (“Puyi Consulting”), which was controlled by MAASE. Pursuant to the Agreement, both parties, on the basis of full compliance with relevant regulatory and legal requirements will share customer and channel resources and explore collaboration opportunities on the provision of value-added asset management services to Chinese households, by leveraging both parties’ respective strength in insurance and financial services. For the year ended December 31, 2023, the Group incurred RMB1,590 commission cost to Puyi Consulting and the balance of account payable as of December 31, 2023 was nil. For the years ended December 31, 2024 and 2025, the Group incurred nil commission cost to Puyi Consulting and the balance of account payable as of December 31, 2024 and 2025 was nil. In order to diversify the Group’s services and product offerings, the Group provided referral services of publicly-raised and privately-raised fund products provided by MAASE’s clients, the Group referred MAASE’s financial advisors to their clients and MAASE’s financial advisors will be responsible for providing product information and handling purchasing procedures. For the year ended December 31, 2023, the Group incurred RMB530 referral service fee from MAASE and the balance of account receivable as of December 31, 2023 was nil. For the year ended December 31, 2024, the Group incurred RMB943 referral service fee from MAASE and the balance of account receivable as of December 31, 2024 was RMB173. For the year ended December 31, 2025, the Group incurred RMB413 referral service fee from MAASE and the balance of account receivable as of December 31, 2025 was nil.

(ii)	During 2025, the Group provided a loan of RMB15,481 to Maase Inc., of which RMB1,748 had been repaid and the outstanding receivables was RMB13,733 as at December 31, 2025.

(iii)	As disclosed in Note (3), in June 2025, the Group disposed of 100% equity interests in Beijing Fanlian Investment Co., Ltd. to Chengdu Puyi Bohui Information Technology Co., Ltd., for a cash consideration of RMB14,260.

Related-party Balances:

	As of December 31,	As of December 31,
	2025	2025
Amount due from related parties	RMB	USD
Maase Inc.(i)	13,733	1,981
Less: Allowance for credit loss	(481)	(86)
Total	13,252	1,895

(i)	Amount represents unsecured, interest-free loans due from related parties, which are repayable in two years. The loans were provided to supplement MAASE’s working capital.